Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions/Investments with Related Parties [Abstract]
Transactions with related parties
3.

Transactions with related parties
a)

Altair Travel Agency S.A. (“Altair”):

The Company uses the

services of an affiliated

travel agent,
Altair,

which is

controlled by

the Company’s

Chairman of

the Board

Mr.

Palios and

the Company’s

CEO
Mrs. Semiramis

Paliou. Travel

expenses for

2023, 2022

and 2021

amounted to

$
2,525 , $ 2,644

and $
2,210 ,
respectively,

and

are

mainly

included

in

vessel

operating

expenses

and

general

and

administrative
expenses in the accompanying consolidated

financial statements. As of December

31, 2023 and 2022, an
amount of $ 62

and $
136
, respectively,

was payable to Altair

and is included in

“Due to related parties”

in
the accompanying consolidated balance sheets.

b)

Steamship Shipbroking Enterprises Inc. or

Steamship:

Steamship is a company controlled by
the Company’s

CEO Mrs.

Semiramis Paliou

and provides

brokerage services

to DSI

for a

fixed monthly
fee plus commission on

the sale of vessels, pursuant

to a Brokerage Services

Agreement. For 2023, 2022
and 2021

brokerage fees

amounted to

$
3,900 , $ 3,309

and $
3,309
, respectively, and

are included

in general
and

administrative expenses

in

the

accompanying consolidated

statements of

income.

For

2023, 2022,
and 2021, commissions to Steamship amounted to $ 906 , $ 1,219 and $
712 , respectively and are included
in gain on the sale of vessels,

vessel cost and equity method investments.

As of December 31, 2023 and
2022, an amount of $ 697

and $
0 , respectively, was due to Steamship.